Subsequent Events	12 Months Ended
Jul. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10.      SUBSEQUENT EVENTS

Management has approved the financial statements and performed an evaluation of subsequent events through November 30, 2012, noting no items which require adjustment or disclosure.